CXApp Acquisition (Details) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	Mar. 03, 2022 shares	Mar. 03, 2022 USD ($) shares	Apr. 30, 2021 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
CXApp Acquisition (Details) [Line Items]
Aggregate purchase price						$ 32,132	€ 1,000,000
Goodwill								$ 7,673		$ 6,588
Holdback funds covenant, term			18 months
Total acquisition costs						308
Earnout payment benefit					$ (2,827)
CxApp [Member]
CXApp Acquisition (Details) [Line Items]
Aggregate purchase price			$ 32,100
Goodwill						15,306
Holdback funds								4,875
Working capital adjustments to holdback funds								209
Contingent consideration additional amount			$ 12,500
Share price per share (in Dollars per share) | $ / shares			$ 1.13
Total acquisition costs								$ 500
Shares issued for cash (in Shares) | shares	144,986	144,986
Earnout issued		$ 3,700
Earnout shares						6,500
Earnout payment benefit						$ 2,800
CxApp [Member] | Minimum [Member]
CXApp Acquisition (Details) [Line Items]
Contingent consideration additional amount									$ 8,300
CxApp [Member] | Maximum [Member]
CXApp Acquisition (Details) [Line Items]
Contingent consideration additional amount									$ 4,200
Inpixon [Member]
CXApp Acquisition (Details) [Line Items]
Goodwill			$ 15,300
Holdback funds			4,900
Working capital adjustments to holdback funds			$ 200